OTHER (INCOME) EXPENSES (Schedule of Other (Income) Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
OTHER (INCOME) EXPENSES [Abstract]
Gain on prior years subcontract provision			$ (323)
Capital loss on disposal of property and equipment					6
Doubtful debt provision	358		1,595
Gain on extinguishment of debts		[1]	(187)	[1]	(143)	[1]
Expenses related with SmartID acquisition	149
Total	$ 507		$ 1,085		$ (137)

[1]	Comprised of the capital gain on extinguishment of working capital related liabilities (employees, service providers etc.). See also Note 1.